Vessels, Net (Details) $ in Thousands	1 Months Ended		2 Months Ended		5 Months Ended	6 Months Ended			8 Months Ended			11 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($)	Jun. 08, 2017 USD ($)	Feb. 28, 2019 USD ($)	Mar. 14, 2018 USD ($)	May 30, 2018 USD ($)	Jul. 02, 2018 USD ($)	Nov. 09, 2017 USD ($)	Nov. 07, 2017 USD ($)	Sep. 12, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 28, 2017 USD ($)	Dec. 07, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 17, 2018 USD ($)
Property Plant And Equipment [Line Items]
Historical cost										$ 177,597			$ 342,693
Time charters										58,496			$ 25,350
Bermuda
Property Plant And Equipment [Line Items]
Vessel year built													2010
Vessel capacity in TEU													4,360
Vessel type													Containership
Purchase price														$ 11,098
Initial capitalized costs														$ 398
Bahamas
Property Plant And Equipment [Line Items]
Vessel year built													2010
Vessel capacity in TEU													4,360
Vessel type													Containership
Purchase price												$ 13,422
Initial capitalized costs												$ 522
First Containership | Subsequent Event
Property Plant And Equipment [Line Items]
Vessel year built	2011
Vessel capacity in TEU	10,000
Vessel type	Containership
Purchase price	$ 52,500
Amount of credit given by the seller	$ 15,000
Second Containership | Subsequent Event
Property Plant And Equipment [Line Items]
Vessel year built			2011
Vessel capacity in TEU			10,000
Vessel type			Containership
Purchase price			$ 52,500
Amount of credit given by the seller			$ 5,000
Navios Miami
Property Plant And Equipment [Line Items]
Vessel year built													2009
Vessel capacity in TEU													4,563
Vessel type													Containership
Purchase price									$ 14,105
Initial capitalized costs									$ 205
YM Utmost
Property Plant And Equipment [Line Items]
Vessel year built													2006
Vessel capacity in TEU													8,204
Vessel type													Containership
Navios Unite (ex YM Unity)
Property Plant And Equipment [Line Items]
Vessel year built													2006
Vessel capacity in TEU													8,204
Vessel type													Containership
YM Utmost and Navios Unite
Property Plant And Equipment [Line Items]
Purchase price						$ 67,496
Initial capitalized costs						$ 496
Navios Unison
Property Plant And Equipment [Line Items]
Vessel year built													2010
Vessel capacity in TEU													10,000
Vessel type													Containership
Purchase price					$ 50,318
Initial capitalized costs					$ 68
Niledutch Okapi (ex Navios Dorado)
Property Plant And Equipment [Line Items]
Vessel year built													2010
Vessel capacity in TEU													4,250
Vessel type													Containership
Purchase price				$ 11,931
Initial capitalized costs				$ 151
Navios Felicitas
Property Plant And Equipment [Line Items]
Vessel year built													2010
Vessel capacity in TEU													4,360
Vessel type													Containership
Purchase price											$ 11,467
Initial capitalized costs											$ 17
Navios Tempo
Property Plant And Equipment [Line Items]
Vessel year built													2009
Vessel capacity in TEU													4,250
Vessel type													Containership
Purchase price							$ 10,274
Initial capitalized costs							$ 124
Navios Lapis
Property Plant And Equipment [Line Items]
Vessel year built													2009
Vessel capacity in TEU													4,250
Vessel type													Containership
Purchase price								$ 9,639
Initial capitalized costs								$ 39
APL Denver, APL Los Angeles, APL Oakland, APL Atlanta
Property Plant And Equipment [Line Items]
Number of vessels													4
Vessel year built													2008
Vessel capacity in TEU													4,730
Vessel type													Containership
Purchase price										97,175
Initial capitalized costs										375
Rickmers Trust | 5 Containerships
Property Plant And Equipment [Line Items]
Number of vessels													5
Vessel type													Containership
Purchase price		$ 64,000
Proceeds from issuance of Private Placement		40,000
Amount of credit given by the seller		$ 24,000
Historical cost													$ 32,350
Time charters													26,662
Net daily charter rate													26,850
Working capital													$ 566
Rickmers Trust | 9 Containerships
Property Plant And Equipment [Line Items]
Number of vessels													9
Vessel type													Containership
Purchase price										54,000
Proceeds from bank loans										26,680
Available cash										27,320
Initial capitalized costs										$ 8,105